Share-Based Payments (Schedule Of Option-Pricing Assumptions) (Details)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Dividends yield	0.40%	0.40%	0.60%
Volatility rate	35.60%	35.30%	47.00%
Risk-free interest rate	0.20%	0.20%	0.20%
Expected option life (years)	1 year 6 months	1 year 6 months	1 year 6 months